Pacer Trendpilot® European Index ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Austria - 1.1%
ANDRITZ AG	301	$ 28,184
BAWAG Group AG (a)	362	73,135
Erste Group Bank AG	1,304	169,618
OMV AG	661	48,135
Raiffeisen Bank International AG	589	40,345
Strabag SE	120	11,596
Telekom Austria AG	350	4,093
Verbund AG - Class A	307	21,082
Vienna Insurance Group AG Wiener Versicherung Gruppe	161	13,163
		409,351

Belgium - 3.3%
Ackermans & van Haaren NV	99	30,733
Ageas SA	904	74,952
Anheuser-Busch InBev SA	4,422	383,462
Argenx SE (b)	287	246,561
Cenergy Holdings SA	281	6,941
D'ieteren Group	95	19,653
Elia Group SA	203	29,191
Financiere de Tubize SA	96	21,476
Groupe Bruxelles Lambert NV	356	32,082
KBC Groep NV	1,028	147,765
Lotus Bakeries NV	2	25,692
Sofina SA	71	20,125
Syensqo SA	325	28,801
Titan SA	168	10,093
UCB SA	556	142,913
Viohalco SA	194	3,955
		1,224,395

Curacao - 0.0% (c)
HAL Trust	78	14,823

Cyprus - 0.1%
Bank of Cyprus Holdings PLC	1,651	19,514

Czech Republic - 0.0% (c)
CSG NV (b)	684	13,030

Finland - 3.2%
Elisa OYJ	647	26,098
Fortum Oyj	1,941	44,150
Kesko Oyj - Class B	1,217	30,285
Kone Oyj - Class B	1,450	83,771
Metso Oyj	3,181	59,094
Neste Oyj	1,889	66,569
Nokia OYJ	23,222	213,103
Nordea Bank Abp	14,895	300,583
Orion Oyj - Class B	485	45,357
Sampo Oyj - Class A	11,505	127,681
Stora Enso Oyj - Class R	2,689	30,816
UPM-Kymmene Oyj	2,393	64,903

Valmet Oyj	653	19,669
Wartsila OYJ Abp	2,172	73,486
		1,185,565

France - 24.8%
Abivax SA (b)	325	39,838
Accor SA	998	51,673
Aeroports de Paris SA	180	24,887
Air Liquide SA	2,966	583,904
Alstom SA (b)	1,555	28,834
Amundi SA (a)	269	29,267
AXA SA	7,586	393,126
Ayvens SA (a)	1,639	21,981
BioMerieux	202	16,096
BNP Paribas SA	4,557	576,253
Bollore SE	3,177	14,185
Bouygues SA	934	52,517
Bureau Veritas SA	1,601	51,066
Capgemini SE	716	84,630
Carrefour SA	2,686	49,356
Cie de Saint-Gobain SA	2,091	195,985
Cie Generale des Etablissements Michelin SCA	3,000	120,977
Credit Agricole SA	4,286	95,265
Danone SA	2,943	229,144
Dassault Aviation SA	80	27,510
Dassault Systemes SE	3,050	70,518
Edenred SE	1,107	36,407
Eiffage SA	329	46,759
Engie SA	8,559	267,571
EssilorLuxottica SA	1,353	255,953
FDJ UNITED	518	13,099
Getlink SE	1,274	27,149
Hermes International SCA	159	280,802
Ipsen SA	162	31,235
Kering	326	106,838
Legrand SA	1,178	178,495
L'Oreal SA	1,064	474,769
LVMH Moet Hennessy Louis Vuitton SE	1,151	630,655
Orange SA	9,737	186,052
Pernod Ricard SA	881	68,900
Publicis Groupe SA	1,078	115,135
Renault SA	860	27,034
Rexel SA	1,029	42,527
Safran SA	1,606	626,703
Sanofi SA	5,023	431,350
Sartorius Stedim Biotech	130	24,990
Schneider Electric SE	2,531	845,233
SCOR SE	801	31,682
Societe Generale SA	3,122	292,727
Sodexo SA	375	24,692
SPIE SA	716	38,409
Thales SA	415	117,677
TotalEnergies SE	8,971	790,558
Veolia Environnement SA	2,896	115,113
Vinci SA	2,253	318,391
		9,203,917

Germany - 24.1%
adidas AG	775	142,454

Allianz SE	1,776	885,757
Aumovio SE (b)	250	11,488
BASF SE	4,133	240,205
Bayer AG	4,597	254,715
Bayerische Motoren Werke AG	1,517	103,735
Bechtle AG	379	15,777
Beiersdorf AG	481	44,773
Brenntag SE	529	37,296
Commerzbank AG	3,000	130,318
Continental AG	500	41,433
CTS Eventim AG & Co. KGaA	265	17,877
Daimler AG	3,515	189,412
Daimler Truck Holding AG	2,283	128,841
Delivery Hero SE (a)(b)(d)	1,032	44,556
Deutsche Bank AG	7,968	292,877
Deutsche Boerse AG	851	257,403
Deutsche Lufthansa AG	2,770	28,863
Deutsche Post AG	4,278	284,940
Deutsche Telekom AG	16,017	494,257
Deutsche Wohnen SE	228	4,859
DWS Group GmbH & Co. KGaA (a)	144	12,089
E.ON SE	10,378	223,970
Evonik Industries AG	1,152	23,301
Fraport AG Frankfurt Airport Services Worldwide	169	13,184
Fresenius Medical Care AG	924	47,362
Fresenius SE & Co. KGaA	1,913	98,210
FUCHS SE	117	4,655
GEA Group AG	665	47,276
Hannover Rueck SE	279	80,625
Heidelberg Materials AG	586	108,795
Henkel AG & Co. KGaA	443	36,321
Hensoldt AG	279	25,661
HOCHTIEF AG	70	35,775
Infineon Technologies AG	6,086	432,804
KION Group AG	325	14,590
Knorr-Bremse AG	307	36,428
LEG Immobilien SE	351	21,068
Merck KGaA	601	99,209
MTU Aero Engines AG	250	104,302
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	594	357,692
Nemetschek SE	263	17,605
Rational AG	24	18,653
RENK Group AG	418	23,065
Rheinmetall AG	214	281,322
RWE AG	3,303	217,790
SAP SE	4,801	872,959
Schaeffler AG	903	7,383
Scout24 SE (a)	326	27,950
Siemens AG	3,412	1,112,100
Siemens Energy AG	3,524	599,152
Siemens Healthineers AG (a)	1,715	72,896
Symrise AG	615	63,189
Talanx AG	279	37,095
Traton SE	288	13,523
Volkswagen AG	132	11,546
Vonovia SE	3,386	82,113
Zalando SE (a)(b)	1,079	35,163
		8,968,657

Greece - 1.0%
Aegean Airlines SA	184	2,578
Aktor SA Holding Co. Technical And Energy Projects (b)	241	2,896
Alpha Bank SA	7,287	35,847
Athens International Airport SA	352	4,286
Athens Water Supply & Sewage Co. SA	192	2,520
Autohellas Tourist and Trading SA	89	1,191
Ballys Intralot SA	2,822	3,563
CrediaBank SA (b)	2,767	3,191
Ellaktor SA	401	587
ElvalHalcor SA	264	1,139
Eurobank SA	11,264	57,801
FF Group (b)(e)	1,259	6,969
GEK TERNA SA	320	16,687
Hellenic Telecommunications Organization SA	701	16,183
HELLENiQ ENERGY Holdings SA	402	6,026
Holding Co. ADMIE IPTO SA	829	4,302
Jumbo SA	520	14,511
LAMDA Development SA (b)	384	2,796
Motor Oil Hellas Corinth Refineries SA	287	16,812
National Bank of Greece SA	3,862	71,701
Optima bank SA	832	9,997
Piraeus Bank SA	4,994	57,588
Piraeus Port Authority SA	31	1,591
Public Power Corp. SA	1,423	36,593
Quest Holdings SA	119	983
Sarantis SA	124	2,073
		380,411

Ireland - 1.0%
AIB Group PLC	9,936	117,499
Bank of Ireland Group PLC	4,443	92,683
Kerry Group PLC - Class A	748	71,420
Kingspan Group PLC	708	65,518
Ryanair Holdings PLC	1,204	33,682
		380,802

Italy - 9.8%
A2A SpA	7,239	18,941
Banca Mediolanum SpA	986	26,344
Banca Monte dei Paschi di Siena SpA	9,088	121,231
Banco BPM SpA	6,831	124,262
BPER Banca SPA	7,104	115,261
Brunello Cucinelli SpA	157	15,917
Buzzi SpA	379	17,967
Davide Campari-Milano NV	2,585	17,575
Enel SpA	35,133	396,993
Eni SpA	8,542	236,208
Ferrari NV	542	212,565
FinecoBank Banca Fineco SpA	2,827	77,228
Generali	4,424	224,417
Hera SpA	3,594	15,716
Infrastrutture Wireless Italiane SpA (a)	1,448	10,728
Interpump Group SpA	351	14,061
Intesa Sanpaolo SpA	71,094	536,081
Italgas SpA	2,836	29,256
Leonardo SpA	1,869	118,797
Mediobanca Banca di Credito Finanziario SpA	400	12,878
Moncler SpA	1,036	58,658

Nexi SpA (a)	2,351	11,500
Pirelli & C SpA (a)	1,882	14,323
Poste Italiane SpA	2,102	63,531
Prysmian SpA	1,331	184,488
Recordati Industria Chimica e Farmaceutica SpA	501	29,840
Reply SpA	105	13,295
Snam SpA	9,476	64,340
Technoprobe SpA (b)	700	22,360
Telecom Italia SpA (b)	7,841	66,485
Terna Rete Elettrica Nazionale SpA	6,480	74,515
UniCredit SpA	7,014	660,077
Unipol Assicurazioni SpA	1,739	54,284
		3,660,122

Luxembourg - 0.7%
ArcelorMittal	1,957	137,073
CVC Capital Partners PLC (a)	976	16,331
Eurofins Scientific SE (b)	527	41,421
RTL Group SA	171	6,399
Tenaris SA	1,470	42,276
		243,500

Netherlands - 16.8%
ABN AMRO Group NV	2,770	124,575
Adyen NV (a)(b)	123	124,377
Aegon Ltd.	5,923	56,266
Airbus SE	2,718	633,748
Akzo Nobel NV	777	54,405
ASM International NV	216	199,563
ASML Holding NV	1,797	2,971,964
ASR Nederland NV	715	58,441
BE Semiconductor Industries NV	328	74,985
CTP NV (a)	608	10,923
Euronext NV (a)	406	74,253
EXOR NV	400	31,965
Ferrovial SE	2,118	138,580
Heineken Holding NV	479	40,295
Heineken NV	1,237	112,033
IMCD NV	269	29,401
ING Groep NV	13,418	470,997
Koninklijke Ahold Delhaize NV	4,150	164,432
Koninklijke KPN NV	17,730	84,051
Koninklijke Philips NV	3,695	96,893
Magnum Ice Cream Co. NV (b)	1,987	37,110
NN Group NV	1,225	115,269
Prosus NV	5,634	259,646
QIAGEN NV	934	38,472
Randstad Holding NV	500	21,045
Stellantis NV (b)	10,214	58,444
Universal Music Group NV	4,775	79,483
Wolters Kluwer NV	1,058	82,816
		6,244,432

Poland - 0.1%
InPost SA (b)	1,174	20,930

Portugal - 0.5%
Banco Comercial Portugues SA	41,400	50,844

EDP SA	13,784	71,051
Galp Energia SGPS SA	1,815	41,210
Jeronimo Martins SGPS SA	1,272	25,464
		188,569

Spain - 11.1%
Acciona SA	110	30,266
ACS Actividades de Construccion y Servicios SA	858	109,131
Aena SME SA (a)	3,223	99,159
Amadeus IT Holding SA	2,006	123,387
Banco Bilbao Vizcaya Argentaria SA	26,240	732,259
Banco de Sabadell SA	21,667	83,076
Banco Santander SA	67,465	958,306
Bankinter SA	2,972	54,595
CaixaBank SA	17,217	249,463
Cellnex Telecom SA (a)	2,613	80,964
Corp. ACCIONA Energias Renovables SA	187	4,679
EDP Renovaveis SA	1,445	22,412
Endesa SA	1,406	68,679
Grifols SA	1,323	15,201
Iberdrola SA	32,100	764,383
Indra Sistemas SA	400	26,200
Industria de Diseno Textil SA	5,152	335,312
Mapfre SA	4,240	21,679
Naturgy Energy Group SA	2,145	71,633
Redeia Corp. SA	1,872	33,071
Repsol SA	5,051	153,652
Telefonica SA	16,915	69,908
		4,107,415

Switzerland - 0.7%
DSM-Firmenich AG	856	92,175
OPAP SA	800	12,307
STMicroelectronics NV	2,970	156,447
		260,929
TOTAL COMMON STOCKS (Cost $29,004,703)		36,526,362

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
Belgium - 0.1%
Warehouses De Pauw CVA	853	21,955

France - 0.4%
Covivio SA	249	15,189
Gecina SA	237	20,483
Klepierre	1,030	46,726
Unibail-Rodamco-Westfield	562	68,242
		150,640

Spain - 0.1%
Merlin Properties Socimi SA	2,005	34,820
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $171,252)		207,415

PREFERRED STOCKS - 0.4%	Shares	Value
Germany - 0.4%
FUCHS SE, 0.00%	304	14,078
Henkel AG & Co. KGaA, 0.00%	733	63,919
Volkswagen AG, 0.00%	959	82,564
		160,561

Spain - 0.0% (c)
Grifols SA, Class B, 0.00%	1,194		9,266
TOTAL PREFERRED STOCKS (Cost $184,981)			169,827

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	33,749		33,749
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $33,749)			33,749

TOTAL INVESTMENTS - 99.4% (Cost $29,394,685)			36,937,353
Other Assets in Excess of Liabilities - 0.6%		0.00615	228,550
TOTAL NET ASSETS - 100.0%			$ 37,165,903

Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $759,595 or 2.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $32,092.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,969 or 0.0% of net assets as of July 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Trendpilot® European Index ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 36,519,393	$ –	$ 6,969	$ 36,526,362
Real Estate Investment Trusts	207,415	–	–	207,415
Preferred Stocks	169,827	–	–	169,827
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	33,749
Total Investments	$ 36,896,635	$ –	$ 6,969	$ 36,937,353

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2026	$ 7,093
Change in unrealized appreciation/depreciation	(124)
Amortization/(Accretion)	0
Ending balance as of July 31, 2026	$ 6,969
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ (124)
0

Description	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$ 6,969	Last Trade Price	Stale Data	$ –
$ 6,969